Acquisitions (Details) (USD $)				0 Months Ended				0 Months Ended		12 Months Ended	0 Months Ended			0 Months Ended				12 Months Ended		0 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 10, 2012 ACME KASY-TV Licensed, LLC ("KASY")	Dec. 31, 2013 LIN Television	Dec. 31, 2012 LIN Television	Dec. 31, 2011 LIN Television	Oct. 12, 2012 LIN Television Vaughan market	Feb. 03, 2014 LIN Television Federated Media Publishing, Inc. Subsequent event	Dec. 31, 2013 LIN Television Dedicated Media Inc and HYFN Inc	Apr. 09, 2013 LIN Television Dedicated Media, Inc.	Dec. 31, 2013 LIN Television Dedicated Media, Inc.	Dec. 31, 2013 LIN Television Dedicated Media, Inc. Maximum	Apr. 09, 2013 LIN Television Dedicated Media, Inc. Customer relationships	Apr. 09, 2013 LIN Television Dedicated Media, Inc. Completed technology	Apr. 09, 2013 LIN Television Dedicated Media, Inc. Trademarks	Apr. 04, 2013 LIN Television HYFN, Inc.	Dec. 31, 2013 LIN Television HYFN, Inc.	Dec. 31, 2013 LIN Television HYFN, Inc. Maximum	Apr. 04, 2013 LIN Television HYFN, Inc. Customer relationships	Apr. 04, 2013 LIN Television HYFN, Inc. Completed technology	Apr. 04, 2013 LIN Television HYFN, Inc. Trademarks	Oct. 12, 2012 LIN Television New Vision and Vaughan	Oct. 12, 2012 LIN Television New Vision and Vaughan Network affiliations	Oct. 31, 2012 LIN Television New Vision and Vaughan Network affiliations	Oct. 12, 2012 LIN Television New Vision and Vaughan Favorable leases	Oct. 31, 2012 LIN Television New Vision and Vaughan Favorable leases	Oct. 12, 2012 LIN Television New Vision and Vaughan Advertiser relationships	Oct. 31, 2012 LIN Television New Vision and Vaughan Advertiser relationships	Oct. 12, 2012 LIN Television New Vision and Vaughan Retransmission consent agreements	Oct. 31, 2012 LIN Television New Vision and Vaughan Retransmission consent agreements	Oct. 12, 2012 LIN Television New Vision and Vaughan Other intangible assets	Oct. 31, 2012 LIN Television New Vision and Vaughan Other intangible assets	Oct. 12, 2012 LIN Television New Vision	Dec. 31, 2012 LIN Television New Vision	Dec. 31, 2011 LIN Television New Vision	Dec. 31, 2012 LIN Television New Vision and ACME	Dec. 10, 2012 LIN Television ACME	Dec. 10, 2012 LIN Television ACME KASY-TV Licensed, LLC ("KASY")	Nov. 22, 2011 LIN Television Nami Media
Acquisitions
Ownership interest (as a percent)									100.00%		60.00%						50.10%																							57.60%
Purchase price								$ 4,600,000	$ 22,400,000		$ 5,800,000						$ 7,200,000																	$ 334,900,000
Potential obligation or liability	190,723,000				190,723,000								26,000,000						62,400,000
Provisional allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed
Current assets											7,315,000						3,759,000																						1,656,000
Non-current assets																	13,000																						1,968,000
Equipment											99,000						179,000
Other intangible assets											4,620,000			3,900,000	500,000	200,000	3,580,000			2,400,000	1,100,000	100,000		30,800,000		8,600,000		6,100,000		7,000,000		3,300,000							12,898,000
Program rights assets																							2,040,000
Property and equipment																							100,124,000
Broadcast licenses																							133,120,000
Definite-lived intangible assets																							55,837,000	30,800,000		8,600,000		6,100,000		7,000,000		3,300,000
Goodwill	203,528,000	192,514,000	122,069,000		203,528,000	192,514,000	122,069,000				1,854,000						9,160,000						65,024,000											65,000,000				5,300,000	5,331,000
Current liabilities											(4,302,000)						(920,000)						(417,000)
Non-current liabilities																							(2,239,000)
Long-term debt assumed																							(13,989,000)
Non-current liabilities																	(1,361,000)																						(2,858,000)
Noncontrolling interest											(3,834,000)						(7,191,000)
Total											5,752,000						7,219,000						339,500,000																18,995,000
Estimated remaining useful lives														8 years	4 years	2 years				8 years	3 years	3 years		2 years	2 years	32 years	32 years	10 years	10 years	5 years	5 years	6 years	6 years
Amount of purchase price paid				1,700,000													6,900,000																					17,300,000	19,000,000
Assumption of finance lease obligations																	300,000																	14,300,000
Net revenue																																			658,163,000	514,340,000
Net (loss) income																																			(11,720,000)	23,950,000
Basic (loss) income per common share attributable to LIN LLC (in dollars per share)																																			$ (0.22)	$ 0.43
Diluted (loss) income per common share attributable to LIN LLC (in dollars per share)																																			$ (0.22)	$ 0.42
Fair value of option to purchase the remaining outstanding shares												0						0
Net revenues										24,200,000								24,200,000																			40,000,000
Operating income										(2,800,000)								(2,800,000)																			11,200,000
Number of markets covered by network-affiliated television stations								3
Transaction costs																																		$ 7,300,000
Ownership interest calculated on a fully diluted basis (as a percent)																																								50.10%